Changes in Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Changes in Accounting Policies Abstract [Abstract]
Disclosure of changes in accounting policies [text block]
4.	Changes in Significant Accounting Policies

A number of new standards are effective from January 1, 2018 which do not have a material effect on the Company’s consolidated financial statements. The Company has made certain adjustments upon the initial application of IFRS 9 and IFRS 15 which did not have a material impact on the consolidated financial statements. The following sets forth the adjustments made by the Company upon adoption.

Due to the transition methods chosen by the Company in applying these standards, comparative information throughout these consolidated financial statements has not been restated to reflect the requirements of the new standards.

(a)	IFRS 9, Financial Instruments

IFRS 9 replaces the current standards on accounting for financial instruments, IAS 39,
Financial Instruments: Recognition and Measurement
. IFRS 9 contains three principal classification categories for financial assets: at amortized cost, at fair value through other comprehensive income (“FVTOCI”) and at fair value through profit or loss (“FVTPL”). Under IFRS 9, the classification of financial assets is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. This Standard eliminates the classification of financial assets under IAS 39 which are held to maturity, loans and receivables and available for sale. In addition, IAS 39 has an exception for the measurement of investments in equity instruments (and its derivatives) that do not have a quoted market price in an active market and for which fair value cannot therefore be measured reliably; such financial instruments are measured at cost. IFRS 9 removes this exception and requires that all equity instruments (and its derivatives) should be measured at fair value.

See note 5(g) for an explanation of the Company’s accounting policies on how it classifies and measures financial assets and accounts for related gains and losses under IFRS 9. In addition, the adoption of IFRS 9 has not had a material impact on the Company’s accounting policies related to financial liabilities.

Under IFRS 9, a new “expected credit loss” model is used to measure the impairment of financial assets, which replaces the “incurred loss” model in IAS 39.
The new impairment model applies to financial assets at amortized cost and contract assets that result from transactions that are within the scope of IFRS 15, but not to investments in equity instruments.

See note 5(g) for an explanation of the Company’s accounting policies related to the impairment of financial assets under IFRS 9.

Upon the initial application of IFRS 9, the Company elected not to restate comparative information for prior reporting period with respect to the classification and measurement (including impairment) changes.
The cumulative effect of initially applying this Standard was recognized in retained earnings and the components of other equity as at January 1, 2018.
Accordingly, the information presented for 2017 does not generally reflect the requirements of IFRS 9, and therefore is not comparable to the information presented for 2018 under IFRS 9.

The following tables set out measurement categories, carrying amounts and related reconciliation for each class of the Company’s financial assets as at January 1, 2018 when retrospectively applying IFRS 9 (no change in measurement categories and carrying amounts for financial liabilities).

	IAS 39		IFRS 9
	Measurement category	Carrying amount	Measurement category	Carrying amount	Note
		(in thousands)		(in thousands)
Financial assets
Cash and cash equivalents	Loans and receivables	$105,020,616	Amortized cost	$105,020,616
Derivatives	Held for trading	70,366	Mandatorily at FVTPL	70,366
Investments in equity instruments	Available-for-sale	4,348,134	FVTOCI	4,348,134	(i)
Receivables, net (including related parties)	Loans and receivables	40,645,366	Amortized cost	40,645,366
Other financial assets, refundable deposits and restricted cash in banks	Loans and receivables	1,107,757	Amortized cost	1,107,757
Long-term receivables	Loans and receivables	1,790,400	Amortized cost	1,790,400

	Carrying amount as of December 31, 2017 under IAS 39	Reclassification	Remeasurement	Carrying amount as of January 1, 2018 under IFRS 9	Adjustments to retained earnings on January 1, 2018	Adjustments to other equity on January 1, 2018	Note
	(in thousands)
Financial assets at FVTOCI	$-	-	-	-	-	-
Equity instruments
－Reclassification from available-for-sale financial assets	-	4,348,134	-	4,348,134	73,020	(73,020)	(i)
	$-	4,348,134	-	4,348,134	73,020	(73,020)

	Carrying amount as of December 31, 2017 under IAS 39	Adjustments on initial application of new standards	Carrying amount as of January 1, 2018 under IFRS 9	Adjustments to retained earnings on January 1, 2018	Adjustments to other equity on January 1, 2018	Note
	(in thousands)
Investments in equity-accounted investees	$5,597,287	(195)	5,597,092	-	(195)	(ii)

(i)
The equity investments that previously classified as available-for-sale financial assets under IAS 39 were classified as at FVTPL or designated as at FVTOCI under IFRS 9 considering the Company’s strategy for holding these equity investments. The related other equity－unrealized gains (losses) on available-for-sale financial assets of $1,404,832 thousand was reclassified to other equity－unrealized gains (losses) on financial assets at fair value through other comprehensive income. Additionally, since no impairment assessment is required for the aforementioned equity investments which are designated as at FVTOCI under IFRS 9, the impairment losses recognized and carried in retained earnings for these investments under IAS 39 were adjusted with a decrease of $73,020 thousand in other equity－unrealized gains (losses) on financial assets at fair value through other comprehensive income and an increase of $73,020 thousand in retained earnings on January 1, 2018 upon transition to IFRS 9.

(ii)
In connection with the retrospective adjustment made upon initial application of IFRS 9 by associates which account for using equity method, corresponding adjustments are made by the Company on January 1, 2018, which resulted in a decrease of investments in equity-accounted investees amounting to $195 thousand, a decrease in other equity
－
unrealized gains (losses) on financial assets at fair value through other comprehensive income of $27,996 thousand and an increase in other equity
－
unrealized gains (losses) on available-for-sale financial assets of $27,801 thousand.

(b)	IFRS 15, Revenue from Contracts with Customers

IFRS 15 establishes principles for recognizing revenue that apply to all contracts with customers, using a five-step model framework to determine the method, timing and amount of revenue recognized. This Standard replaces existing revenue recognition guidance, including IAS 18,
Revenue
, IAS 11,
Construction Contracts
, and the related interpretations. See note 5(s) for an explanation of the relevant accounting policies. The nature and impact of the change in accounting policies are detailed below:

(1)	Sales of goods

Under IFRS 15, revenue for the sale of goods is recognized when a customer obtains control of the goods. For contracts that permit a customer to return goods, revenue is recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur.

For contracts with volume discounts to customers, under IFRS 15, revenue is recognized on a net basis of contract price less estimated volume discounts, and only to the extent that it is highly probable that a significant reversal will not occur.

Under IFRS 15, a refund liability (presented under other current liabilities) is measured at the amount of consideration received (or receivable) for which an entity does not e xpect to be entitled. The refund liability shall be updated at the end of each reporting period for changes in circumstances.

(2)	Rendering of services

Under IFRS 15, for rendering of services, the consideration of the entire contract is allocated on a basis of a relative stand-alone selling price of the services. The stand-alone selling price is determined based on the list price of service at which the Company sells that service separately.

The Company elected to apply this Standard retrospectively only to contracts that are not completed at the date of initial application, and elected not to restate the comparative information for prior reporting period. Upon the initial application of this Standard, there was no cumulative effect and no adjustment was made to retained earnings on January 1, 2018.

The following tables summarize the impacts of adopting IFRS 15 on the Company’s consolidated financial statements for the year ended December 31, 2018.

(1)	Related impacts to the consolidated statement of financial position

	December 31, 2018
	Carrying amount under IAS 18 and related standards and interpretations	Adjustments from changes in accounting policies	Carrying amount under IFRS 15
	(in thousands)
Accounts receivable, net	$42,801,513	1,846,468	44,647,981
Accounts receivable from related parties, net	2,754,253	-	2,754,253
Impacts to total assets		$1,846,468

Other current liabilities	$22,445,064	1,846,468	24,291,532
Impacts to total liabilities		$1,846,468

	January 1, 2018
	Carrying amount under IAS 18 and related standards and interpretations	Adjustments from changes in accounting policies	Carrying amount under IFRS 15
	(in thousands)
Accounts receivable, net	$38,738,211	1,721,331	40,459,542
Accounts receivable from related parties, net	1,853,062	13,218	1,866,280
Impacts to total assets		$1,734,549

Other current liabilities	$26,368,732	1,734,549	28,103,281
Impacts to total liabilities		$1,734,549

(2)	Related impacts to the consolidated statement of cash flows

	For the year ended December 31, 2018
	Carrying amount under IAS 18 and related standards and interpretations	Adjustments from changes in accounting policies	Carrying amount under IFRS 15
	(in thousands)
Accounts receivable	$(3,577,367)	(125,137)	(3,702,504)
Receivables from related parties	(840,111)	13,218	(826,893)
Other current liabilities	(3,790,959)	111,919	(3,679,040)
Impacts to net cash provided by (used in) operating activities		$-
Impacts to net increase (decrease) in cash and cash equivalents		$-

The above-mentioned reconciliation items represent volume discounts which the Company expects it may occur. Prior to the application of IFRS 15, the amount of the reconciliation item was recognized as a reduction of receivables. Under IFRS 15, such amount was recorded as a refund liability (presented under other current liabilities).

Notwithstanding the aforementioned difference, there are no differences between the consolidated statement of comprehensive income prepared under IAS 18, IAS 11 and the related interpretations and the one prepared under IFRS 15 upon the initial application.